SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

A summary of the share options activity for the year ended December 31, 2023, 2024 and 2025 is presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average grant date fair value
		USD	In years	USD	USD
Outstanding, December 31, 2022	1,763,507	-	1	6,252,693	1.54
Granted	1,725,132	-	-	-	3.55
Exercised	(3,488,639)	-	-	-	2.53
Forfeited	-	-	-	-	-
Outstanding, December 31, 2023	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Outstanding at December 31, 2024	-	-	-	-	-
Granted	48,877,024	-	-	-	0.76
Exercised	(48,425,049)	-	-	-	0.76
Forfeited	(415,739)	-	-	-	0.81
Outstanding at December 31, 2025	36,236	-	2	18,118	0.81
Exercisable at December 31, 2025	-	-